Fair Value Measurements - Narrative (Details) - Fair Value - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Long-term debt	$ 1,692,654	$ 1,502,249	$ 1,249,850
Truist Credit Facility | Line of Credit
Fair Value Measurements
Long-term debt	680,252	$ 432,254	$ 476,000
Truist Credit Facility | Level 2 | Line of Credit
Fair Value Measurements
Long-term debt	$ 392,403